Accounting principles	6 Months Ended
Jun. 30, 2020
Text block1 [abstract]
Accounting principles
Note 2. Accounting principles
2.1 Basis for preparation
The Interim Consolidated Financial Statements of Cellectis as of June 30, 2020 and for the three-month and six-month
period ended June 30, 2020
were approved by our Board of Directors on August 5, 2020.
The Interim Consolidated Financial Statements are presented in U.S. dollars. See Note 2.2.
The Interim Consolidated Financial Statements as of June 30, 2020 and for the three-month and six-month
period ended June 30, 2020 have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”).
The Interim Consolidated Financial Statements as of June 30, 2020 and for the three-month and six-month
period ended June 30, 2020 have been prepared using the same accounting policies and methods as those applied for the year ended December 31, 2019, except as described below related to the new or amended accounting standards applied.
IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“the IAS”), as well as the interpretations issued by the Standards Interpretation Committee (“the SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”).

Application of new or amended accounting standards or new amendments
The following pronouncements and related amendments have been adopted by us from January 1, 2020 but had no significant impact on the Interim Consolidated Financial Statements:

•	Amendments to References to the Conceptual Framework in IFRS Standards (Effective for the accounting periods as of January 1, 2020)

•	Amendment to IFRS 3 “Business Combinations” (Effective for the accounting periods as of January 1, 2020 and not yet adopted by the European Union)

•	Amendments to IAS 1 “Presentation of financial statements” and IAS 8 “Accounting policies, changes in accounting estimates and errors” (Effective for the accounting periods as of January 1, 2020)

•
Amendments to IFRS 9 “Financial instruments”, IAS 39 “Financial instruments: Recognition and Measurement” and IFRS 7 “Financial instruments: Disclosures” (Effective for the accounting periods as of January 1, 2020)—Interest Rate Benchmark Reform

Accounting standards, interpretations and amendments issued but not yet effective
The following pronouncements and related amendments are applicable for accounting periods beginning after January 1, 2021. We do not anticipate that the adoption of these pronouncements and amendments will have a material impact on our results of operations, financial position or cash flows:

•	IFRS 17 “Insurance Contracts” (Effective for accounting periods beginning after January 1, 2021 and not yet adopted by the European Union)

•
On May 28, 2020, the IASB issued
“Covid-19-Related
Rent Concessions”, an amendment to IFRS 16. The amendment, which is applicable from June 1, 2020 (subject to endorsement by the European Union), allows lessees not to account for rent concessions as lease modifications if they are a direct consequence of
Covid-19
and meet certain conditions. Cellectis does not expect a material impact from the application of this amendment.

2.2 Currency of the financial statements
The Interim Consolidated Financial Statements are presented in U.S. dollars, which differs from the functional currency of Cellectis, which is the euro. We believe that this presentation enhances the comparability with peers, which primarily present their financial statements in U.S. dollars.
All financial information (unless indicated otherwise) is presented in thousands of U.S. dollars.
The statements of financial position of consolidated entities having a functional currency different from the U.S. dollar are translated into U.S. dollars at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statements of operations, statements of comprehensive income (loss) and statements of cash flows of such consolidated entities are translated at the average period to date exchange rate. The resulting translation adjustments are included in equity under the caption “Accumulated other comprehensive income (loss)” in the Statements of Changes in Shareholders’ Equity.

2.3 Consolidated entities and
non-controlling
interests
Accounting policy
We control all the legal entities included in the consolidation. An investor controls an investee when the investor is exposed to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Control requires power, exposure to variability of returns and a linkage between the two.
To have power, the investor needs to have existing rights that give it the current ability to direct the relevant activities that significantly affect the investee’s returns.
In order to ascertain control, potential voting rights which are substantial are taken into consideration.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary.
All intra-Group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full in the consolidation.
Consolidated entities
For the
six-month
period ended June 30, 2020 and June 30, 2019, the consolidated group of companies (sometimes referred to as the “Group”) includes Cellectis S.A., Cellectis, Inc., Cellectis Biologics, Inc. and Calyxt, Inc. Cellectis Biologics, Inc. was incorporated on January 18, 2019.
As of June 30, 2020, Cellectis S.A. owns 100% of Cellectis, Inc., which owns 100% of Cellectis Biologics, Inc., and approximately 68.7% of Calyxt’s outstanding shares of common stock.
Calyxt’s shares of common stock are traded on NASDAQ under the symbol “CLXT”.
Non-controlling
interests
Non-controlling
shareholders held a 31.1% interest in Calyxt Inc. as of December 31, 2019 and a 31.3% interest in Calyxt Inc. as of June 30, 2020. These non-controlling
interests were generated during the initial public offering of Calyxt Inc and a subsequent follow-on
offering, as well as through vesting and exercises of equity awards.